F3 Financial assets, non-current (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Financial Assets, Non-current

Financial assets, non-current
	2020			2019
	Other			Other
	investments in	Interest-bearing	Other financial	investments in	Interest-bearing	Other financial
	shares and	securities,	assets,	shares and	securities,	assets,
	participations	non-current	non-current	participations	non-current	non-current
Opening balance	1,432	20,354	5,614	1,515	23,982	6,870
Additions	123	11,091	893	62	18,484	523
Disposals/repayments/deductions	(43)	(5,021)	(913)	—	(19,995)	(703)
Change in value in funded pension plans 1)	—	—	51	—	—	(133)
Revaluation	12	(72)	(53)	(149)	(33)	154
Reclassification	—	(4,739)	(271)	—	(2,084)	(1,155)
Translation differences	(5)	—	(479)	4	—	58
Closing balance	1,519	21,613	4,842	1,432	20,354	5,614

1)   This amount includes asset ceiling. For further information, see note G1 “Post-employment benefits.”